As Filed with the Securities and Exchange Commission on June 29, 2006
                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __


                       [X] Post-Effective Amendment No. 66


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 68


                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [X] On June 30, 2006 pursuant to paragraph (b); or
                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On            pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                ABN AMRO/VEREDUS SELECT GROWTH FUND (THE "FUND")

                                  JUNE 30, 2006

                                IMPORTANT NOTICE

     On April 20, 2006, ABN AMRO Asset Management, Inc. and its affiliates ABN AMRO Asset Management Holdings, Inc., ABN AMRO Investment Fund Services, Inc. ("AAIFS"), Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC and River Road Asset Management LLC (collectively, the "ABN AMRO") entered into a definitive agreement to sell substantially all of the assets related to their U.S. mutual fund business (the "Purchase Agreement") to Highbury Financial Inc. and Aston Asset Management LLC ("Aston"), a newly created subsidiary of Highbury. Subject to approval of the Board of Trustees and shareholders and other conditions, Aston would become investment adviser to nineteen series of ABN AMRO Funds (the "Trust"), including the Fund (each a "Series"). ABN AMRO would continue to be responsible for the day-to-day management of each Series as a sub-adviser to Aston, with certain limited exceptions. The transactions under the Purchase Agreement are collectively referred to as the "Strategic Transaction."

     On May 9, 2006, the Board of Trustees of ABN AMRO Funds considered and approved several proposals in connection with the Strategic Transaction. The proposals approved by the Board of Trustees in connection with the Strategic Transaction included the following:

     (i) approval of a new investment advisory agreement with Aston with respect to each Series of the Trust, which provides for the same investment advisory fee rate currently in effect for each Series;

     (ii) approval of a new sub-advisory agreement for each Series of the Trust with the relevant proposed sub-adviser;

     (iii) approval of the assignment of the agreements relating to the provision of administration services from AAIFS to Aston; and

     (iv) approval of name changes for the Trust and each Series to reflect the name Aston and, if applicable, ABN AMRO.

     The Board of Trustees approved new sub-advisory agreements with respect to each Series. The Fund's proposed sub-adviser, Veredus Asset Management LLC, currently serves as investment adviser to the Fund.

     The new investment advisory and sub-advisory agreements are also subject to the approval of each Series' shareholders. Shareholders of each Series will receive a proxy statement in early July, which will describe these agreements in more detail and seek shareholder approval of the agreements. Although shareholders of each Series vote separately with respect to the agreements affecting their Series, the proposals are dependent on each other. If the agreements are approved by shareholders of substantially all of the Series and certain other conditions required by the Purchase Agreement are satisfied or waived, the agreements will become effective as of the closing date of the Purchase Agreement and the existing investment advisory and sub-advisory agreements with respect to each Series will be terminated. It is anticipated that the transactions under the Purchase Agreement will close in the third quarter of 2006.

ABN AMRO FUNDS
CLASS I SHARES
PROSPECTUS


JUNE 30, 2006-INSTITUTIONAL CLASS


ABN AMRO/VEREDUS SELECT GROWTH FUND

A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                  ABN AMRO ASSET MANAGEMENT LOGO

                                               TICKER SYMBOL
EQUITY FUND
ABN AMRO/Veredus Select Growth Fund                AVISX

[ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. This prospectus only pertains to Class I Shares of ABN AMRO/Veredus Select Growth Fund (the "Fund"), a member of the ABN AMRO family of Funds.


For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             Page

FUND SUMMARY


ABN AMRO/VEREDUS SELECT GROWTH FUND
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                               3

FUND EXPENSES                                                   5

OTHER INVESTMENT STRATEGIES                                     6


PORTFOLIO HOLDINGS                                              7


INVESTMENT TERMS                                                8


MANAGEMENT OF THE FUND                                         10

    THE ADVISER                                                10
    Veredus Asset Management LLC                               10


SHAREHOLDER INFORMATION                                        11
    Opening an Account: Buying Shares                          11
    Exchanging Shares                                          12
    Selling/Redeeming Shares                                   13
    Transaction Policies                                       16
    Account Policies and Dividends                             17
    Additional Investor Services                               18
    Compensation to Intermediaries                             18
    Portfolio Transactions and Brokerage Commissions           18


DIVIDENDS, DISTRIBUTIONS AND TAXES                             19


FINANCIAL HIGHLIGHTS                                           20


GENERAL INFORMATION                                            21

----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-  the value of fund shares will fluctuate

-  you could lose money

-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

                      (This page intentionally left blank)

ABN AMRO/Veredus Select Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion at the time of acquisition. The Adviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding sales growth
-  increasing profit margins
-  significant new product development efforts
-  cash flow returns in excess of their cost of capital

To help manage risk, the portfolio managers adhere to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock or fixed income market or its peers. Also, the Fund could fail to meet its investment objective.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

PORTFOLIO TURNOVER RISK: Frequent trading of the Fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the Fund. A higher level of capital gains can result in more frequent distributions with greater income tax consequences. To the extent distributions to shareholders are made from short-term capital gains of the Fund (i.e., net capital gain on securities held by the Fund for one year or less minus any net capital losses on securities held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

ABN AMRO/Veredus Select Growth Fund

FUND PERFORMANCE - CLASS N SHARES

The bar chart shows how the performance of Class N Shares of the Fund has varied from year to year over the periods shown. The returns shown are for Class N Shares that are not offered in this prospectus. Class I Shares are new and do not yet have a calendar year of operations. Class N Shares and Class I Shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses. The annual returns of the Class N Shares would be lower than the returns of the Class I Shares, due to distribution fees paid by Class N Shares. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

      (29.40%)               38.53%               17.38%               9.27%
        2002                  2003                 2004                 2005


Best quarter:              6/03     17.21%
Worst quarter:             9/02    -15.81%
Total Return as of
  3/31/06:                          21.12%*


         *Annualized.

The following table indicates how the average annual returns for Class N Shares of the Fund for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                                        Since
                            1 Year   Inception(a)
-----------------------------------------------------
ABN AMRO/Veredus
  Select Growth
  Fund--Class N(b)
  Return Before
    Taxes                   9.27%       5.83%
  Return After Taxes
    on Distributions        9.25%       5.83%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  6.05%       5.02%
-----------------------------------------------------
Russell 1000
  Index(c)                  6.27%       4.77%
-----------------------------------------------------
Russell 1000 Growth
  Index(c)                  5.26%       1.15%
-----------------------------------------------------

(a)Fund's inception: December 31, 2001. Index data computed from December 31, 2001.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                     TOTAL                NET
                                                            MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND                                                           FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO/Veredus Select Growth(a)                              0.80%       0.52%(b)  1.32%     (0.27)%   1.05%(b)(c)

(a)ABN AMRO/VEREDUS SELECT GROWTH FUND offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I Shares are not subject to a 12b-1 distribution fee; shareholders of Class N Shares are subject to a 12b-1 distribution fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I Shares, which are offered in this prospectus. Class N Shares are offered in a separate prospectus.


(b)As of June 30, 2006, the Fund's Class I Shares have not commenced operations; therefore, expenses are estimated for the current fiscal year.


(c)The ratio shown reflects the Adviser's contractual undertaking to waive its management fees and/or reimburse expenses exceeding the limit shown through February 28, 2008.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS
ABN AMRO/Veredus Select Growth(a)                              $107           $392


(a)Includes one year of capped expenses in each period.

Other Investment Strategies

In addition to the principal investment strategies described in the Fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks. Please see page 8 for definitions of investment terms.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. The Fund will not engage in derivative investments purely for speculative purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds (ETFs) and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the Fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.


Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.abnamrofunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 INDEX. An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).


SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.


TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.


U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.


YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

Management of the Fund

THE ADVISER

The Fund has an Adviser that provides management services pursuant to an investment advisory agreement between the Fund and the Adviser. Under the agreement, the Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The agreement between the Fund and its Adviser may be terminated at any time by the Fund or the Adviser upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities. The accompanying information highlights the Fund and its portfolio managers and their investment experience and the management fee paid by the Fund for the most recent fiscal year.

A discussion regarding the Board's basis for approving the Fund's investment advisory agreement is available in the Fund's Class N shareholder report dated April 30, 2006.

VEREDUS ASSET MANAGEMENT LLC
Veredus Asset Management LLC ("Veredus") is the Adviser to three ABN AMRO Funds and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is a member of the ABN AMRO group of companies. As of December 31, 2005, Veredus managed approximately $2.5 billion in assets. Taking into account fee waivers in effect during the fiscal year ended October 31, 2005, Veredus received no fee from the ABN AMRO/Veredus Select Growth Fund for its advisory services.


FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
ABN AMRO/Veredus Select Growth      B. Anthony Weber           Portfolio Manager of the Fund since September 21, 2002;
  Fund                                                         President and Chief Investment Officer of Veredus. He is
                                                               responsible for the day-to-day management of the Fund. Mr.
                                                               Weber was President and Senior Portfolio Manager of SMC
                                                               Capital, Inc. from 1993-1998. He has 24 years of
                                                               investment management experience. He received a BA from
                                                               Centre College of Kentucky.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since September 21, 2002;
                                    CFA                        Executive Vice President since 1998. Formerly Director of
                                                               Research at SMC Capital, Inc. from 1994-1998. Prior
                                                               employment also includes Stock Yards Bank and Trust, and
                                                               Citizens Fidelity Capital Management. He received his BS
                                                               from the University of Louisville in 1984.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since the Fund's inception
                                    CFA                        in December 2001; Vice President and Director of Research
                                                               of Veredus since June 1998. Prior experience includes:
                                                               research analyst at SMC Capital Inc. from 1996 to 1998.
                                                               Mr. Mercer has a BA from Vanderbilt University.


Additional information about each portfolio manager's compensation structure, other accounts managed by the portfolio managers and each portfolio manager's ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirement for Class I shares of the Fund is $2 million.
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
   o for affiliates, Trustees and employees of the Adviser or its affiliated companies with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Purchase, exchange and redemption requests received and processed before the close of the regular trading session of the NYSE (normally 4:00 ET) receive that business day's closing NAV. Trades received and processed after such time receive the following business day's NAV.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges and to avoid any delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings and subsequent investment requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 15.
----------------------------------------------------------------

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on page 15).
OVERNIGHT DELIVERY              - We accept checks, bank drafts,        Checks must be drawn on U.S. banks. There is a minimum
                                  money orders, wires and ACH for       $20 charge for returned checks.
ABN AMRO FUNDS                    purchases. Checks must be drawn     - Give the following wire/ACH information to your bank:
101 SABIN STREET                  on U.S. banks to avoid any fees       Mellon Trust of New England
PAWTUCKET, RI 02860               or delays in processing.              ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other        Include your name, account number, taxpayer
                                  than the Fund).                       identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund).
                                                                      - For your protection, our current internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between ABN AMRO Funds. Please contact us via mail
                                                                        with a signed letter of instruction for all other
                                                                        changes to your account.

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY PHONE                        - Obtain a Fund and account number    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call ABN
                                 Mellon Trust of New England            AMRO Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: ABN AMRO Funds                   registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "ABN AMRO Fund Number"            ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                 ABN AMRO Funds                         For: ABN AMRO Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                        Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund you wish to purchase in the wire
                                                                        instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 to 4 business
                                                                        days.

EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you if the shares are not held in a tax deferred account and may subject you to a redemption fee.

----------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different Fund is treated as a sale and a new purchase.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares. All redemption requests must be in "good order."

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                  - (For redemptions over $50,000,        name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)         - Include all signatures and any additional documents
OVERNIGHT DELIVERY                                                      that may be required (see "Selling Shares in Writing"
ABN AMRO FUNDS                                                          on page 14). Signatures must be in original form, as
101 SABIN STREET                                                        photocopies are not accepted.
PAWTUCKET, RI 02860                                                   - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 15).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 15).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may incur from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 15).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
  of trust accounts     - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose        be in original form, as photocopies are not accepted
co-tenants are          - Copy of death certificate
deceased                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Letter of instruction signed by executor must be in
  shareholder             original form, as photocopies are not accepted
  estates               - Copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY CONVERSIONS
To reduce expenses, we may transfer your account to a different class if its value falls below the minimum initial investment. We will give you 30 days notice before we convert your shares. This gives you an opportunity to purchase enough shares to raise the value of your Fund position above the minimum initial investment to avoid transferring your account to a different class. We will not convert Fund positions in IRAs, custodial accounts for minors, or in cases where the Board has approved a "letter of intent."

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserve the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or to waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with ABN AMRO Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for a Fund investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund's NAVs and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:
- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;
-  The Fund reserves the right to:
   - Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   - Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Fund notifies intermediaries of and requests that they enforce these policies and procedures, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

ABN AMRO Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS AND DISTRIBUTIONS
The Fund distributes income dividends and net capital gains distributions. Income dividends represent the earnings from the Fund's investment less its expenses; capital gains generally occur when the Fund sells a portfolio security for more than the original purchase price. The Fund will declare and pay dividends quarterly and distribute capital gains, if any, at least once a year, in December.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

ADDITIONAL INVESTOR SERVICES

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

COMPENSATION TO INTERMEDIARIES

The Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Fund for various services out of their own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and its affiliates.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund attempts to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Adviser considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends quarterly and distributes capital gains, if any, at least once a year, in December. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of the Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, or if the IRS so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting tax credit or deduction depending on your particular circumstances.

Financial Highlights

The Fund's Class I Shares are new and do not have an operating history. Information for the Fund's Class I Shares will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated June 30, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

                                 ABN AMRO FUNDS

                                 CLASS I SHARES

                       ABN AMRO/Veredus Select Growth Fund
                                  (the "Fund")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 30, 2006

     This Statement of Additional Information dated June 30, 2006 ("SAI") provides additional information pertaining to shares representing interests in Class I shares of ABN AMRO/Veredus Select Growth Fund, one of twenty-five currently available investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust").


     This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Fund's current Prospectus dated June 30, 2006, as amended or supplemented from time to time. No investment in the Fund should be made without first reading the Prospectus.


     This SAI is incorporated by reference into the Prospectus.

     You may obtain a Prospectus at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800 992-8151.

                                TABLE OF CONTENTS


THE FUND..................................................................     1
INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS.................     1
INVESTMENT RESTRICTIONS...................................................    17
TRUSTEES AND OFFICERS OF THE TRUST........................................    19
PROXY VOTING POLICIES AND PROCEDURES......................................    23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    24
INVESTMENT ADVISORY AND OTHER SERVICES....................................    24
   The Investment Adviser.................................................    24
   The Administrator......................................................    27
   The Sub-Administrator..................................................    28
   Sub-Administration Fees................................................    28
   The Distributor........................................................    29
   Custodian..............................................................    29
   Transfer Agent and Dividend Paying Agent...............................    29
   Counsel and Independent Registered Public Accounting Firm..............    29
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    30
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..........................    30
DISCLOSURE OF PORTFOLIO HOLDINGS..........................................    32
DESCRIPTION OF SHARES.....................................................    33
NET ASSET VALUE...........................................................    35
REDEMPTIONS-IN-KIND.......................................................    35
DIVIDENDS.................................................................    35
FEDERAL INCOME TAXES......................................................    36
PERFORMANCE INFORMATION...................................................    39
FINANCIAL STATEMENTS......................................................    39
OTHER INFORMATION.........................................................    39
APPENDIX A................................................................   A-1
APPENDIX B................................................................   B-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUND

     ABN AMRO Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is a no-load open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds."

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Fund. Except as otherwise stated below or in the Prospectus, the Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

     The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except that the Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund's overall portfolio.

     The Fund may use derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Fund's Prospectus. The Fund will not engage in derivative investments purely for speculative purposes. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

     Investment limitations with respect to the Fund's derivative instruments will be consistent with the Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will not exceed 20% of total assets for the Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which the Fund is permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Fund invests.

     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

     Warrants and Rights

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which the Fund may invest.

     Treasury Securities

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     Pooled Vehicles

     The Fund may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Fund will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its Investment Adviser deems it appropriate to do so.

     The Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Fund will segregate the portfolio securities while the commitment is outstanding. Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. The Fund may use futures contracts and options on futures contracts for hedging purposes or to maintain liquidity or as otherwise provided in the Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

     At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Gain derived by the Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund's position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

INVESTMENT COMPANY SHARES

     Investments by the Fund in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses. The Fund may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. The Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

     It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Yankee Certificates of Deposit ("Yankee CDs"), letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

     Yankee CDs involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

OPTIONS

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. The Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in the Fund's Prospectus or in this Statement of Additional Information, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total assets. The Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by the Fund for such options. Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, the Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Fund may lose potential market appreciation if the judgment of its Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     The Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period.

Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in the Fund's Prospectus or in this Statement of Additional Information, the Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, the Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser determines is appropriate in pursuing the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - The Fund may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in the Fund's Prospectus or in this Statement of Additional Information, with regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser. The Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

     The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute the segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

     The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     The Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of the Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by the Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, the Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

TEMPORARY DEFENSIVE POSITIONING

     The investments and strategies described throughout the prospectus are those the Investment Adviser intends to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When the Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

     A UIT is a type of investment company. Investments in UITs are subject to regulations limiting the Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by the Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, the Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

     The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

     The Fund may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

          (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

          (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

          (4) As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

          (5) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund's investment objectives and policies;

          (6) Make investments in securities for the purpose of exercising control;

          (7) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

          (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

          (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

          (10) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

          (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

          (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                TERM                                        NUMBER OF
                                 OF                                        PORTFOLIOS
                             OFFICE(1)                                       IN FUND
                                AND                                          COMPLEX
                               LENGTH                                       OVERSEEN      OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND     OF TIME         PRINCIPAL OCCUPATION(S)          BY        DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED         DURING PAST FIVE YEARS       TRUSTEE(2)           TRUSTEE
---------------------------  ---------  ---------------------------------  ----------  -------------------------
                                             DISINTERESTED TRUSTEES

Leonard F. Amari              12 years  Partner at the law offices of          29      Director, United
c/o 161 North Clark Street              Amari & Locallo, a practice with               Community Bank of Lisle;
Chicago, IL 60601                       exclusive concentration in real                Director, Delaware Place
Age: 64                                 estate taxation and related                    Bank; Trustee, John
Trustee                                 areas, since 1987; Special                     Marshall Law School
                                        Assistant Attorney General since
                                        1986.

Robert A. Kushner             7 years   Retired. Vice President,               29      None
c/o 161 North Clark Street              Secretary and General Counsel at
Chicago, IL 60601                       Cyclops Industries, Inc.,
Age: 70                                 1976-1992.
Trustee

Gregory T. Mutz               12 years  CEO of AMLI Residential                29      Chairman of the Board of
c/o 161 North Clark Street              Properties Trust (NYSE: AML) (a                AMLI Residential
Chicago, IL 60601                       Multifamily REIT), a successor                 Properties Trust;
Age: 60                                 company to AMLI Realty Co. since               Director of Abt
Trustee                                 2004; Chairman of AMLI                         Associates Inc.
                                        Residential Properties since                   (agribusiness); Director
                                        1994; Vice Chairman of UICI                    of Alico, Inc.
                                        (NYSE: UCI) (an insurance holding              (agribusiness)
                                        company) from 2003-2004;
                                        President and CEO of UICI from
                                        1999-2003; Chairman of Academic
                                        Management Services Corp. (a
                                        student loans and finance
                                        company) from 2000-2003.

Robert B. Scherer             7 years   President of The Rockridge Group,      29      Director, Title
c/o 161 North Clark Street              Ltd (title insurance industry                  Reinsurance Company
Chicago, IL 60601                       consulting services) since 1994.               (insurance for title
Age: 64                                                                                agents)
Trustee

Nathan Shapiro                12 years  President of SF Investments, Inc.      29      Director, Baldwin &
c/o 161 North Clark Street              (broker/dealer and investment                  Lyons, Inc. (property and
Chicago, IL 60601                       banking firm) since 1971.                      casualty insurance firm)
Age: 70
Trustee

                                TERM                                        NUMBER OF
                                 OF                                        PORTFOLIOS
                             OFFICE(1)                                       IN FUND
                                AND                                          COMPLEX
                               LENGTH                                       OVERSEEN      OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND     OF TIME         PRINCIPAL OCCUPATION(S)          BY        DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED         DURING PAST FIVE YEARS       TRUSTEE(2)           TRUSTEE
---------------------------  ---------  ---------------------------------  ----------  -------------------------
Denis Springer                7 years   Retired. Senior Vice President         29      None
c/o 161 North Clark Street              and Chief Financial Officer of
Chicago, IL 60601                       Burlington Northern Santa Fe
Age: 60                                 Corp. (railroad), 1995-1999.
Trustee

                                             INTERESTED TRUSTEES(3)

Stuart D. Bilton, CFA         12 years  Vice Chairman of ABN AMRO Asset        29      Director, Baldwin &
c/o 161 North Clark Street              Management Holdings, Inc. since                Lyons, Inc. (property and
Chicago, IL 60601                       2003; President and Chief                      casualty insurance firm);
Age: 59                                 Executive Officer of ABN AMRO                  Director, Veredus Asset
Chairman, Board of Trustees             Asset Management Holdings, Inc.                Management LLC; Director,
                                        from 2001-2003; President of                   TAMRO Capital Partners
                                        Alleghany Asset Management, Inc.               LLC; Member of Board of
                                        from 1996-2001 (purchased by ABN               Managers, River Road
                                        AMRO in February 2001).                        Asset Management, LLC

Julian Ide                     Since    Global Head of Funds Distributor       29      None
c/o 161 North Clark Street   March 17,  of ABN AMRO Asset Management
Chicago, IL 60601               2005    since 2003; Managing Director of
Age: 43                                 European Retail Business of
Trustee                                 Schroder Investment Management
                                        International Limited from
                                        2001-2002; Chief Executive, UK
                                        Retail of Merrill Lynch
                                        Investment Managers from
                                        2000-2001; Managing Director and
                                        Head of Distributor Sales,
                                        Merrill Lynch Investment Managers
                                        from 1998-2000.

                                TERM                                        NUMBER OF
                                 OF                                        PORTFOLIOS
                             OFFICE(1)                                       IN FUND
                                AND                                          COMPLEX
                               LENGTH                                       OVERSEEN      OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND     OF TIME         PRINCIPAL OCCUPATION(S)          BY        DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED         DURING PAST FIVE YEARS         TRUSTEE            TRUSTEE
---------------------------  ---------  ---------------------------------  ----------  -------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson           12 years  President and Chief Executive          N/A                N/A
c/o 161 North Clark Street              Officer of ABN AMRO Investment
Chicago, IL 60601                       Fund Services, Inc. (formerly
Age: 42                                 known as Alleghany Investment
President (Chief Executive              Services, Inc.) since 1995;
Officer)                                Executive Vice President of ABN
                                        AMRO Asset Management (USA) LLC
                                        since 2001-2005; Director, ABN
                                        AMRO Trust Services Company
                                        2001-2005; Director, TAMRO
                                        Capital Partners LLC and Veredus
                                        Asset Management LLC since 2001;
                                        Officer of the Trust since 1993;
                                        CPA.

Gerald F. Dillenburg          9 years   Senior Managing Director ("SMD")       N/A                N/A
c/o 161 North Clark Street              of ABN AMRO Investment Fund
Chicago, IL 60601                       Services, Inc. (formerly known as
Age: 39                                 Alleghany Investment Services,
Senior Vice President,                  Inc.) since 1996; SMD of ABN AMRO
Secretary and Treasurer                 Asset Management Holdings, Inc.
(Chief Financial Officer,               and ABN AMRO Asset Management,
Chief Operating Officer and             Inc. (formerly known as Chicago
Chief Compliance Officer)               Capital Management, Inc.) since
                                        2001; Operations manager and
                                        compliance officer of all mutual
                                        funds since 1996; CPA.

William Long                  4 years   Vice President of Montag &             N/A                N/A
c/o 161 North Clark Street              Caldwell, Inc. since 2000; former
Chicago, IL 60601                       Vice President and Director of
Age: 45                                 Sales for First Capital Group,
Vice President                          First Union National Bank,
                                        1996-2000.

(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) Includes service on the Board of Trustees of ABN AMRO Structured Investment Funds, a Delaware statutory trust.

(3) "Interested person" of the Trust as defined in the 1940 Act. Messrs. Bilton and Ide are considered "interested persons" because of affiliations with ABN AMRO Asset Management, Inc. and related entities, which act as the Funds' Investment Adviser.

     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2005.

     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held two meetings during the fiscal year ended October 31, 2005.

     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro, Mutz and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2005.

     Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2005.

                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                    SECURITIES IN ALL REGISTERED
                                                  INVESTMENT COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY    TRUSTEE IN FAMILY OF INVESTMENT
    NAME OF TRUSTEE      SECURITIES IN THE FUND               COMPANIES
----------------------   ----------------------   --------------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari         None                                 Over $100,000
Robert Kushner           None                                 Over $100,000
Gregory T. Mutz          $10,001-$50,000                      Over $100,000
Robert Scherer           None                                 Over $100,000
Nathan Shapiro           None                                 Over $100,000
Denis Springer           None                                 Over $100,000
INTERESTED TRUSTEES
Stuart Bilton            None                                 Over $100,000
Julian Ide               None                                 None

REMUNERATION

     The Trustees of the Trust who are not affiliated with the Investment Adviser receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2005, the Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Pricing Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trustees received $5,000 for each Board Meeting attended and an annual retainer of $10,000. The Trustees also received $1,500 per telephonic board meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee received an additional $5,000 per year. No officer or employee of the Investment Adviser or its affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Fund compensates the Administrator for providing an officer to serve as the Fund's Chief Compliance Officer.

     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2005. There were no officers or affiliated persons of the Fund, other than the Trustee listed in the table below, who received more than $60,000 in aggregate compensation from the Trust.


                                            PENSION OR       ESTIMATED
                           AGGREGATE        RETIREMENT        ANNUAL          TOTAL
                         COMPENSATION    BENEFITS ACCRUED    BENEFITS     COMPENSATION
                         RECEIVED FROM   (AS PART OF FUND      UPON      FROM TRUST AND
        TRUSTEE            THE TRUST         EXPENSES)      RETIREMENT    FUND COMPLEX
----------------------   -------------   ----------------   ----------   --------------
DISINTERESTED TRUSTEES
Leonard F. Amari            $51,500             N/A             N/A          $51,500
Robert A. Kushner            49,625             N/A             N/A           49,625
Gregory T. Mutz              64,625             N/A             N/A           64,625
Robert B. Scherer            58,375             N/A             N/A           58,375
Nathan Shapiro               44,625             N/A             N/A           44,625
Denis Springer               49,625             N/A             N/A           49,625
INTERESTED TRUSTEE
Stuart D. Bilton                N/A             N/A             N/A              N/A
Julian Ide                      N/A             N/A             N/A              N/A
James D. Wynsma*             23,750             N/A             N/A           23,750


*    Mr. Wynsma resigned from the Board March 17, 2005.


     As of June 2, 2006, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the ABN AMRO/Veredus Select Growth Fund.


CODE OF ETHICS

     The Trust, the Fund's Investment Adviser and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to the Fund's Investment Adviser on behalf of the Fund. The Investment Adviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund's shareholders and those of the

Investment Adviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix B.

     Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's Web site at www.abnamrofunds.com and on the SEC's Web site at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Listed below are the names and addresses of those shareholders who, as of June 2, 2006, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.


                       ABN AMRO/VEREDUS SELECT GROWTH FUND


                                                                      RECORD OR
                                                        PERCENTAGE   BENEFICIAL
         SHAREHOLDER NAME AND ADDRESS           CLASS    OWNED (%)    OWNERSHIP
---------------------------------------------   -----   ----------   ----------
Charles Schwab & Co Inc.                          N        47.16%      Record
Special Custody Account for Exclusive Benefit
   of Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     The advisory services provided by the Investment Adviser of the Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectus.

     Veredus Asset Management LLC ("Veredus") is the Investment Adviser for the Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, Kentucky 40205.

     The table below shows other accounts for which the portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2005.

                                                                                     Assets Managed
                                                                Number of Accounts    with Advisory
                                    Number of    Total Assets      Managed with       Fee Based on
                                     Accounts      Managed      Advisory Fee Based     Performance
                                     Managed    (in millions)     on Performance      (in millions)
                                    ---------   -------------   ------------------   --------------
   B. Anthony Weber
Registered Investment Companies:        4           $1,394              0                  N/A
Other Pooled Investment Vehicles:       1           $67.7               1                 $67.7
Other Accounts:                         32          $1,052              1                 $4.8
   Charles P. McCurdy, Jr., CFA
Registered Investment Companies:        4           $1,394              0                  N/A
Other Pooled Investment Vehicles:       1           $67.7               1                 $67.7
Other Accounts:                         32          $1,052              1                 $4.8
   Charles F. Mercer, Jr., CFA
Registered Investment Companies:        4           $1,394              0                  N/A
Other Pooled Investment Vehicles:       1           $67.7               1                 $67.7
Other Accounts:                         32          $1,052              1                 $4.8

     Compensation. Compensation for the portfolio managers listed above includes an annual fixed base salary. Each portfolio manager is a member of Veredus and shares in the overall profits of the company as set forth by the company's Operating Agreement. The portfolio managers are eligible to participate in a retirement plan and are eligible to receive a contribution from by the company based on a set percentage of income earned during the year. The portfolio managers' compensation is not based on the performance of an individual account but rather on the overall performance and profitability of Veredus. Compensation is not directly based on value of assets held in the Fund's portfolio.

     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund and a hedge fund from which Veredus receives a performance based fee and in which members of Veredus have an interest. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Veredus has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio managers as of October 31, 2005.

                                                          DOLLAR RANGE
                                                         OF SECURITIES
FUND                            PORTFOLIO MANAGER         IN THE FUND
----                            -----------------      -----------------
Veredus Select Growth Fund       B. Anthony Weber              $0
                             Charles P. McCurdy, Jr.   $100,001-$500,000
                              Charles F. Mercer, Jr.   $100,001-$500,000

     Pursuant to an investment advisory agreement between the Fund and its Investment Adviser, the Fund pays its Investment Adviser a fee, payable monthly, at the annual rate of 0.80% of average daily net assets. The Investment Adviser has entered into an Expense Limitation Agreement with the Trust through February 28, 2007, whereby it has agreed to reimburse the Fund's Class I shares the extent necessary to maintain total annual operating expenses at 1.05% of net assets. The investment advisory fees earned and waived by the Investment Adviser for the Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

                       GROSS
                      ADVISORY                   NET ADVISORY
                    FEES EARNED                 FEES AFTER FEE   REIMBURSED
FISCAL YEAR ENDED    BY ADVISER   WAIVED FEES       WAIVERS       EXPENSES
-----------------   -----------   -----------   --------------   ----------
October 31, 2005      $42,981       $42,981           $0           $25,401
October 31, 2004       19,348        19,348            0            41,494
October 31, 2003       14,342        14,342            0            39,604

     Under the Investment Advisory Agreement, the Investment Adviser of the Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. The Investment Adviser may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

     Under the Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective Prospectuses and SAI.

THE ADMINISTRATOR

     As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Fund and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. The Investment Adviser may pay certain fees to service providers at its own expense.

     Under the Administration Agreement, the Administrator is responsible for:
(1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

ADMINISTRATION FEES

Effective April 1, 2005, the fee schedule to the Administration Agreement is as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0490%             Up to $7.4 billion
  0.0465%              Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to April 1, 2005, the fee schedule for the Administration Agreement was as follows:

PERCENTAGE           AVERAGE DAILY NET ASSETS (AGGREGATE)
----------           ------------------------------------
  0.060%                      Up to $2 billion
  0.050%     At least $2 billion but not more than $12.5 billion
  0.045%                      Over $12.5 billion

CUSTODY LIAISON FEES

  FEE             AVERAGE DAILY NET ASSETS (EACH FUND)
  ---             ------------------------------------
$10,000                    Up to $100 million
$15,000   At least $100 million but not more than $500 million
$20,000                     Over $500 million

     The following are the total fees paid to the Administrator by the Fund for the three most recent fiscal years:

                           ADMINISTRATIVE FEES FOR FYE


October 31, 2005   $12,415
October 31, 2004     2,950
October 31, 2003     2,330


THE SUB-ADMINISTRATOR

     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Fund and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Fund's sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     As Sub-Administrator, PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

     As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

     Effective April 1, 2005, the fee schedule to the Sub-Administration Agreement is as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0255%             Up to $7.4 billion
  0.0230%              Over $7.4 billion

     The Sub-Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to April 1, 2005, the fee schedule to the Sub-Administration Agreement was as follows:

PERCENTAGE          AVERAGE DAILY NET ASSETS (AGGREGATE)
----------          ------------------------------------
  0.045%                      Up to $2 billion
  0.040%      At least $2 billion but not more than $3 billion
  0.030%      At least $3 billion but not more than $8 billion
  0.025%     At least $8 billion but not more than $12 billion
  0.020%                      Over $12 billion

     The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per Fund per year.

THE DISTRIBUTOR

     ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001 under which the Distributor sell shares of the Fund on a continuous basis.

     The Distribution Agreement continued for an initial one-year term and thereafter has been renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Distribution Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Distribution Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of the Fund. Prior to May 5, 2003, Deutsche Bank Trust Company Americas, 130 Liberty Street, New York, New York 10006 served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60606, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois 60606, is the Trust's independent registered public accounting firm.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Investment Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Investment Adviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to its customers. However, the Investment Adviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considering as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     The Investment Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Investment Adviser in servicing all of its respective accounts; not all such services may be used in connection with the Fund. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Investment Adviser will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Investment Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

     Amounts spent on behalf of the Fund for brokerage commissions during each of the last three fiscal years are set forth below:

                            BROKERAGE COMMISSIONS FYE


October 31, 2005   $30,480
October 31, 2004    20,456
October 31, 2003    29,936


     The broker-dealers who execute transactions on behalf of the Fund and who are affiliates of the Fund's Investment Adviser are brokers in the ABN AMRO International brokerage network. There were no brokerage commissions paid by the Fund to any affiliates of the Fund or the Adviser during the three most recent fiscal years.

     As of October 31, 2005, the Fund owned securities of its regular brokers or dealers, Bear Sterns, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the market value of $402,040.

     The Investment Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Fund for various services ("Intermediaries") out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of the Fund on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Fund to receive favorable federal income tax treatment. The Fund is expected to have a high rate of portfolio turnover (i.e., 200% or more). A high rate of portfolio turnover may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.

     The Fund's portfolio turnover rate for the fiscal period ended October 31, 2005 was 202.37%.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund's portfolio holdings as of the end of each calendar month are generally posted on the Fund's Web site, www.abnamrofunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund's service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Fund's Custodian, pricing services, fund accountants, Investment Adviser, Administrator, Sub-Administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. There are no third parties (other than service providers) that receive the Fund's portfolio holdings information prior to its public disclosure.

     Disclosure of the Fund's portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     The Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Class I shares are one of two classes of shares currently issued by the Fund. The other class is Class N and is discussed in a separate prospectus and statement of additional information dated March 1, 2006, as amended from time to time. Neither class is subject to an initial sales charge nor a contingent deferred sales charge. Class N shares are subject to a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to the Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENT

     There is a $2 million minimum initial investment and no minimum subsequent investment in Class I of the Fund. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, Administrators and their affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums. Class I Shares are intended for accounts with balances over the minimum initial investment. The Fund reserves the right to transfer your accounts to a different class if its balance (or aggregation of balances) consistently falls below the minimum initial investment.

ANTI-MONEY LAUNDERING LAWS

     The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires ABN AMRO Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with ABN AMRO Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifiying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote in the Fund. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Fund. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the ABN AMRO fund family on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Fund's Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

     Notwithstanding the foregoing, the Investment Adviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

     The net asset value per share of the Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Debt securities with maturities of sixty days or less held by the Fund, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                               REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to the Fund's existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold.

                                    DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-dividend date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

     Dividends paid by the Fund are calculated in the same manner and at the same time for each class. Each class of shares of the Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                              FEDERAL INCOME TAXES

     The Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or securities of one or more qualified publicly traded limited partnerships.

     To the extent that the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions are declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

     When the Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

     In writing a call option, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     The Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

     Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of the Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2008 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by the Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund's shareholder to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for fewer than 60 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

     The Fund will notify its shareholders each year of the amount and type of dividends and distributions.

OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Fund to non-U.S. investors. Effective for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     Because the Fund's Class I shares are new and do not have an operating history, no financial information is available. When available, the information will be included in the Fund's Annual and Semi-Annual Reports, which will be available upon request and without charge.

                                OTHER INFORMATION

     The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

ABN AMRO Funds
Veredus Asset Management LLC

                                 ABN AMRO FUNDS

                      PROXY VOTING POLICIES AND PROCEDURES

     Definitions.

          "Adviser" shall mean ABN AMRO Asset Management (USA) LLC, ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, MFS Institutional Advisors, Inc., Optimum Investment Advisors LP and thinkorswim Advisors, Inc.. The term includes all sub-advisers to the Funds.

"Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

          "Board" shall mean the Board of Trustees of ABN AMRO Funds.

          "Fund" shall mean a series of ABN AMRO Funds.

          "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of ABN AMRO Funds.

          "Trust" shall mean ABN AMRO Funds.

          2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Adviser, and each Adviser has accepted such delegation. Each Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

          3. Limitations on the Advisers' Responsibilities.

          (i) Limited Value. Each Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

     Unjustifiable Costs. Each Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

     Fund Restrictions. Each Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

     Board Direction. Notwithstanding the foregoing delegation to the Advisers, the Board may from time to time direct an Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Adviser shall follow any such direction for proxies received after its receipt of such direction.

          4. Subdelegation. Each Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting. If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

          5. Proxy Voting Expense. Each Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Adviser for any out-of-pocket expenses incurred by such Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

          6. Conflicts of Interest. Each Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

          (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Adviser;

     Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Adviser to vote in the manner approved by the Board;

     Fund Management may direct the Adviser to engage an independent third-party to determine how the proxy should be voted; or

     Fund Management may direct the Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

          7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

          8. Reports to the Board. At each quarterly meeting of the Board, each Adviser shall submit a report to the Board (Exhibit A) describing:

          (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

     any proxy votes taken by the Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Advisers' experience under these Proxy Voting Policies and Procedures and each Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

          9. Maintenance of Records. Each Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: September 18, 2003

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                 [_____] FUND(S)

                          PROXY VOTING QUARTERLY REPORT

          I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [_____] Fund(s):


     During the quarter ended [_____] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

          During the quarter ended [_____] there have been no proxy votes taken by [Name of Adviser], on behalf of [_____] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

     During the quarter ended [_____] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.


                                       -----------------------------------------
                                       [                  ]
                                        ------------------
                                        Compliance Officer

Dated:
       --------

                            VEREDUS ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                               AS OF MAY 29, 2003

-    POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. When Veredus Asset Management (VAM) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

-    VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, VAM will vote proxies in the best interests of the clients.

     The key objectives of the following policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

-    PROXY VOTING PROCEDURES

     In an effort to assist VAM in gathering information and voting, VAM has outsourced proxy voting to Institutional Shareholder Services (ISS), a leading provider of proxy voting and corporate governance services. All proxy ballots are sent directly to ISS from the custodian banks. ISS researches the proxy issues and provides a voting recommendation based upon their proxy-voting manual utilized consistently among all clients (a summary of the ISS proxy voting manual may be obtained upon request). VAM accesses this information via the Internet and determines if we agree with the recommendations made by ISS. VAM maintains the right to determine the final vote made. If ISS recommends voting against management, special attention is given to the issue to determine if VAM agrees with the recommendation. VAM will research the issue and discuss it with the portfolio managers and if it is determined that a vote with management is in the best interest of the client, we will change the vote by logging onto the ISS Proxymaster website where a manual vote change can be made.

-    CONFLICTS OF INTEREST

          The Proxy Administrator will identify any conflicts that exist between the interests of VAM and its clients. This examination will include a review of the relationship of VAM and its affiliates with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of VAM or an affiliate of VAM or has some other relationship with VAM or a client of VAM.

          If a material conflict exists, VAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. VAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when VAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, VAM will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of VAM when voting proxies if such a conflict exists.

-    DISCLOSURE

          - VAM will disclose in its Form ADV Part II that clients may contact the Proxy Administrator, Amy Benningfield, via e-mail, abenningfield@veredus.com or telephone (502) 214-5281 in order to obtain information on how VAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Administrator will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how VAM voted the client's proxy.

          - A concise summary of these Proxy Voting Policies and Procedures will be included in VAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Proxy Administrator will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

-    RECORDKEEPING

     The Proxy Administrator will maintain files relating to VAM's proxy voting procedures in VAM's office. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of VAM. Records of the following will be included in the files:

          - Copies of these proxy voting policies and procedures, and any amendments thereto.

          - A copy of any document VAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

          - A copy of each written client request for information on how VAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how VAM voted its proxies.

     As VAM has access to proxy statements and records of each vote cast via the ISS Proxymaster website on the Internet, we will not maintain paper copies within our office.

                                                                    ATTACHMENT A

(A)  CORPORATE GOVERNANCE PROVISIONS

Under state law, the board of directors has the power to adopt a number of significant corporate governance items without shareholder approval, including poison pills, golden parachutes, and employee stock ownership plans. The board also has authority to decide the fate of the corporation in many takeover situations. And while shareholder approval is required before certain charter amendments may be adopted, the board authorizes and recommends these amendments, which, given the nature of the proxy system, is tantamount to adoption. Directors must be held accountable for all of these decisions.

It is therefore important for shareholders to assess the degree to which directors have included or excluded company owners in the governance process, specifically in terms of adopting charter and bylaw amendments that contribute to either an open or closed corporate governance structure. The following situations indicate a lack of responsiveness to shareholders and may warrant withholding votes from directors:

     Directors who have enacted or renewed a "dead hand" or modified "dead hand" poison pill provision without shareholder approval. A "dead hand" poison pill is particularly egregious because it prohibits any directors other than continuing directors from removing the pill, thus disenfranchising future directors.

     Directors who have ignored shareholder proposals that earned the majority of the votes cast for two consecutive years or the majority of shares outstanding in one year

     Directors who have failed to act on takeover offers where the majority of shareholders have tender their shares

     Other egregious corporate governance provisions

(B)  COMPENSATION/STOCK OPTION PLAN

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     Cash compensation, and

     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     Purchase price is at least 85 percent of fair market value

     Offering period is 27 months or less, and

     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     Purchase price is less than 85 percent of fair market value, or

     Offering period is greater than 27 months, or

     VPD is greater than ten percent

(C)  SOCIAL MATTERS

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     The availability and feasibility of alternatives to animal testing to ensure product safety, and

     The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     The company has already published a set of animal welfare standards and monitors compliance

     The company's standards are comparable to or better than those of peer firms, and

     There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     Whether the proposal focuses on a specific drug and region

     Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     Whether the company already limits price increases of its products

     Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

     The costs and feasibility of labeling and/or phasing out

     The nature of the company's business and the proportion of it affected by the proposal

     The proportion of company sales in markets requiring labeling or GMO-free products

     The extent that peer companies label or have eliminated GMOs

     Competitive benefits, such as expected increases in consumer demand for the company's products

     The risks of misleading consumers without federally mandated, standardized labeling

     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

     The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     The extent that peer companies have eliminated GMOs

     The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     Whether the company has adequately disclosed the financial risks of its subprime business

     Whether the company has been subject to violations of lending laws or serious lending controversies

     Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     Whether the company complies with all local ordinances and regulations

     The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     The risk of any health-related liabilities.

Advertising to youth:

     Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     Whether the company has gone as far as peers in restricting advertising

     Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     The percentage of the company's business affected

     The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     The percentage of the company's business affected

     The feasibility of a spinoff

     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge

(ANWR), taking into account:

     Whether there are publicly available environmental impact reports;

     Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     Environmentally conscious practices of peer companies, including endorsement of CERES

     Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     The company's level of disclosure lags that of its competitors, or

     The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     The nature of the company's business and the percentage affected

     The extent that peer companies are recycling

     The timetable prescribed by the proposal

     The costs and methods of implementation

     Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     The nature of the company's business and the percentage affected

     The extent that peer companies are switching from fossil fuels to cleaner sources

     The timetable and specific action prescribed by the proposal

     The costs of implementation

     The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     The relevance of the issue to be linked to pay

     The degree that social performance is already included in the company's pay structure and disclosed

     The degree that social performance is used by peer companies in setting pay

     Violations or complaints filed against the company relating to the particular social performance measure

     Artificial limits sought by the proposal, such as freezing or capping executive pay

     Independence of the compensation committee

     Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     The company is in compliance with laws governing corporate political activities, and

     The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive. Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions.

Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     There are serious controversies surrounding the company's China operations, and

     The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     The nature and amount of company business in that country

     The company's workplace code of conduct

     Proprietary and confidential information involved

     Company compliance with U.S. regulations on investing in the country

     Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     Agreements with foreign suppliers to meet certain workplace standards

     Whether company and vendor facilities are monitored and how

     Company participation in fair labor organizations

     Type of business

     Proportion of business conducted overseas

     Countries of operation with known human rights abuses

     Whether the company has been recently involved in significant labor and human rights controversies or violations

     Peer company standards and practices

     Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     The company does not operate in countries with significant human rights violations

     The company has no recent human rights controversies or violations, or

     The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     Company compliance with or violations of the Fair Employment Act of 1989

     Company antidiscrimination policies that already exceed the legal requirements

     The cost and feasibility of adopting all nine principles

     The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     The potential for charges of reverse discrimination

     The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     The level of the company's investment in Northern Ireland

     The number of company employees in Northern Ireland

     The degree that industry peers have adopted the MacBride Principles

     Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMB

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     Whether the company has in the past manufactured landmine components

     Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     What weapons classifications the proponent views as cluster bombs

     Whether the company currently or in the past has manufactured cluster bombs or their components

     The percentage of revenue derived from cluster bomb manufacture

     Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     The information is already publicly available or

     The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     The board composition is reasonably inclusive in relation to companies of similar size and business or

     The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     The degree of board diversity

     Comparison with peer companies

     Established process for improving board diversity

     Existence of independent nominating committee

     Use of outside search firm

     History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     The company has well-documented equal opportunity programs

     The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     The composition of senior management and the board is fairly inclusive

     The company has well-documented programs addressing diversity initiatives and leadership development

     The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     Whether the company's EEO policy is already in compliance with federal, state and local laws

     Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     The industry norm for including sexual orientation in EEO statements

     Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

(D)  APPROVAL OF ADVISORY CONTRACTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     Proposed and current fee schedules

     Fund category/investment objective

     Performance benchmarks

     Share price performance compared to peers

     Resulting fees relative to peers

     Assignments (where the advisor undergoes a change of control).

(E)  APPROVAL OF 12B-1 PLANS

Votes on approval of 12b-1 plans should be determined on a CASE-BY-CASE basis, considering the following factors:

     Past performance relative to its peers

     Market in which fund invests

     Measures taken by the board to address the issues

     Past shareholder activism, board activity, and votes on related proposals

(F)  REORGANIZATIONS/MERGERS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     Purchase price

     Fairness opinion

     Financial and strategic benefits

     How the deal was negotiated

     Conflicts of interest

     Other alternatives for the business

     Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     Impact on the balance sheet/working capital

     Potential elimination of diseconomies

     Anticipated financial and operating benefits

     Anticipated use of funds

     Value received for the asset

     Fairness opinion

     How the deal was negotiated

     Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     Dilution to existing shareholders' position

     Terms of the offer

     Financial issues

     Management's efforts to pursue other alternatives

     Control issues

     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     The reasons for the change

     Any financial or tax benefits

     Regulatory benefits

     Increases in capital structure

     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     Prospects of the combined company, anticipated financial and operating benefits

     Offer price

     Fairness opinion

     How the deal was negotiated

     Changes in corporate governance

     Change in the capital structure

     Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     Tax and regulatory advantages

     Planned use of the sale proceeds

     Valuation of spinoff

     Fairness opinion

     Benefits to the parent company

     Conflicts of interest

     Managerial incentives

     Corporate governance changes

     Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

   (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b)(1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

   (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)     Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Amendment No. 1 to Investment Advisory Agreement by and between ABN AMRO Funds on behalf of ABN AMRO Mid Cap Fund and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28,2001.

   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28,2001.

   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (8) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December
        28, 2001.

   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December
        28, 2001.

   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December
        28, 2001.

   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt

        Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (17) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

   (18) Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (19) Amendment No. 1 to Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 56 to the Registration Statement filed on February 25, 2005.

   (20) Investment Advisory Agreement for ABN AMRO High Yield Bond Fund is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

   (21) Investment Advisory Agreement for ABN AMRO/River Road Dynamic Equity Income Fund is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

   (22) Investment Advisory Agreement for ABN AMRO/River Road Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

   (23) Investment Advisory Agreement for ABN AMRO Mid Cap Growth Fund is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 61 to the Registration Statement filed on August 26, 2005.

   (24) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (25) Sub-Investment Advisory Agreement between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP, on behalf of ABN AMRO Mid Cap Fund, is incorporated by reference to Exhibit (d)(32) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit(e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (6) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

   (7) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


   (8) Form of Selling/Services Agreement for ABN AMRO Funds is filed herewith as Exhibit (e)(8)


(f)     Not applicable.

(g)(1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit
        (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

   (2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

   (3) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

   (8) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (9) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

   (10) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit
        (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (11) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

   (12) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

   (13) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


   (14) Form of Amendment to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(14).



   (15) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.



   (16) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



   (17) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post Effective amendment

        No. 24 to the Registration Statement as filed on December 29, 2000.


   (18) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (19) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (20) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (21) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (22) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (23) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (24) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.



   (25) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



   (26) Revised Schedule "C" to the Administration Agreement is incorporated by reference to Exhibit (h)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.



   (27) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



   (28) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



   (29) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (30) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (31) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (32) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (33) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (34) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (35) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



   (36) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



   (37) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(36) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.



(i) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. is filed herewith as Exhibit (i).



(j)     Consent of Ernst & Young LLP. is filed herewith as Exhibit (j).


(k)     Not applicable.

(l)     Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective

        Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004 and June 16, 2005 is incorporated herein by reference to Exhibit
        (m)(4) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

   (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (6) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit
        (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (10) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3)  Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit
        (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

   (6)  Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit
        (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

   (7)  Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit
        (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.

   (8) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.


   (9) Amended Schedule A to 18 f-3 plan is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 65 to the Registration Statement filed on April 28, 2006.


(o)(1) Power of Attorney dated December 15, 2005 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

(p)(1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

   (2) Amended Code of Ethics of ABN AMRO Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

   (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Codes of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (5) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

   (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

   (7) Amended Code of Ethics of ABN AMRO Asset Management (The Netherlands) is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

   (8) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

   (9) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

   (10) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.


ITEM 25. INDEMNIFICATION.

        Section 10.2 of the Registrant's Trust Instrument provides as follows:

        10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  ABN AMRO Asset Management, INC.

           ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of AAAM, Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of AAAM, Inc. during the past two years is incorporated by reference to Form ADV filed by AAAM, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

ABN AMRO ASSET MANAGEMENT, INC.

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
Kenneth C. Anderson         ABN AMRO Funds                                                 President and Chief Executive Officer
Executive Vice President    ABN AMRO Investment Fund Services, Inc.                        President and Chief Executive Officer
and Managing Director

Robert Antognoli            ABN AMRO Investment Trust Company                              Vice President
Managing Director           LaSalle Bank N.A.                                              Senior Vice President

Stuart D. Bilton            ABN AMRO Bank N.V.                                             Managing Director
Director                    ABN AMRO Asset Management Holdings, Inc.                       Chairman
                            ABN AMRO Investment Trust Company                              Director
                            ABN AMRO Investment Fund Services, Inc.                        Director
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers
                            Veredus Asset Management LLC                                   Manager of the Board of Managers
                            Baldwin and Lyons, Inc.                                        Director
                            UICI, Inc.                                                     Director
                            River Road Asset Management, LLC                               Member of the Board of Managers
Heather Birmingham
Asst. Vice President,
Compliance Officer

Nancy Holland               ABN AMRO Asset Management Holdings, Inc.                       President
Interim President and CEO   ABN AMRO Investment Fund Services, Inc.                        Board Member
                            ABN AMRO Investment Trust Company                              President
Constance Christian
Assistant Vice President

Dawn Daggy-Mangerson        ABN AMRO Investment Trust Company                              Managing Director
Managing Director           LaSalle Bank N.A.                                              Senior Vice President
                            ABN AMRO Distribution Services (USA) Inc.


Gerald F. Dillenburg        ABN AMRO Asset Management Holdings, Inc.                       Senior Managing Director
Senior Managing Director    ABN AMRO Investment Fund Services, Inc.                        Director, Senior Managing Director


Richard Drake               ABN AMRO Investment Trust Company                              Vice President
Senior Managing Director    LaSalle Bank N.A.                                              Senior Vice President


Martin Eisenberg            ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO Investment Fund Services, Inc.                        Vice President
                            AANAH Holding LLC                                              Treasurer & Vice President
                            AANAH Holding LLC II                                           Treasurer & Vice President
                            AANAH Holding LLC III                                          Treasurer & Vice President
                            ABN AMRO Advisory, Inc.                                        Vice President
                            ABN AMRO Associates Corp.                                      Vice President
                            ABN AMRO Capital (USA) Inc.                                    Vice President
                            ABN AMRO Capital Funding LLC I                                 Vice President
                            ABN AMRO Capital Funding LLC II                                Vice President
                            ABN AMRO Clearing and Management Services, Inc.                Vice President
                            ABN AMRO Commodity Finance, Inc.                               Vice President
                            ABN AMRO Financial Services, Inc.                              Vice President
                            ABN AMRO Fund Services, Inc.                                   Vice President
                            ABN AMRO Funding Corporation                                   Vice President
                            ABN AMRO Incorporated                                          Vice President
                            ABN AMRO Leasing, Inc.                                         Vice President
                            ABN AMRO Mezzanine Management I, Inc.                          Vice President
                            ABN AMRO Mezzanine Management II, Inc.                         Vice President
                            ABN AMRO Mortgage Brokerage Group, Inc.                        Vice President
                            ABN AMRO Mortgage Corporation                                  Vice President
                            ABN AMRO Mortgage Group, Inc.                                  Vice President
                            ABN AMRO North America Capital Funding LLC I                   Director, Manager and Vice President
                            ABN AMRO North America Capital Funding LLC II                  Director, Manager and Vice President
                            ABN AMRO North America Capital Funding Trust I                 Trustee
                            ABN AMRO North America Capital Funding Trust II                Trustee
                            ABN AMRO North America Finance, Inc.                           Vice President
                            ABN AMRO North America Holding Capital Funding LLC I           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC II          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IX          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC V           Director, Manager, Treasurer and VP

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO North America Holding Capital Funding LLC VI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC X           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIV         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIX         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVI         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVIII       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Company                         Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC          Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC II       Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC III      Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC           Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC II        Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC III       Manager, Treasurer and Vice President
                            ABN AMRO North America Preferred Exchange LLC I                Manager
                            ABN AMRO North America Preferred Exchange LLC II               Manager
                            AANA Preferred Funding Trust I                                 Trustee
                            AANA Preferred Funding Trust II                                Trustee
                            ABN AMRO North America Preferred Holding LLC I                 Manager
                            ABN AMRO North America Preferred Holding LLC II                Manager
                            ABN AMRO North America, Inc.                                   Group Senior Vice President
                            ABN AMRO Preferred Capital Trust I                             Vice President
                            ABN AMRO CCC Private Equity Investments, Inc.                  Vice President
                            ABN AMRO Retail Group LLC                                      Vice President
                            ABN AMRO Services Company, Inc.                                Vice President
                            ABN AMRO Investment Trust Company                              Vice President
                            ABN AMRO WCS Holding Company                                   Vice President
                            ABN AMRO Wholesale Holding, Inc.                               Vice President
                            Cairo Procurement Services LLC                                 Manager and Vice President
                            Chicago Capital Management, Inc.                               Vice President
                            CNBC Development Corporation                                   Vice President
                            CNBC Leasing Corporation                                       Vice President
                            DBI Holdings, Inc.                                             Vice President
                            ENB Realty Company, Inc.                                       Vice President
                            Eureka Service Corporation                                     Vice President
                            Lakeside Drive LLC                                             Vice President
                            LaSalle Bank National Association                              Vice President
                            LaSalle Business Credit, Inc.                                  Vice President
                            LaSalle Community Development Corporation                      Vice President
                            LaSalle Distributors, Inc.                                     Vice President
                            LaSalle Funding L.L.C.                                         Vice President
                            LaSalle National Leasing Corporation                           Vice President
                            LaSalle Street Capital, Inc.                                   Vice President
                            LaSalle Trade Services Corporation                             Vice President
                            LaSalle Trade Services Limited                                 Vice President
                            Lease Plan Illinois, Inc.                                      Vice President
                            Lease Plan North America, Inc.                                 Vice President
                            Netherlands Trading Society East, Inc.                         Vice President
                            Portal Funds, Inc.                                             Vice President
                            Rob-Wal Investment Co.                                         Vice President
                            Stan Fed Proprietary Investment Company I                      Vice President
                            Stan Fed Proprietary Investment Company II                     Vice President
                            Standard Federal Bank Community Development Corporation        Vice President
                            Standard Federal Bank National Association                     Vice President
                            Standard Federal International LLC                             Vice President
                            Standard Financial Corporation                                 Vice President
                            Sutton Park LLC                                                Vice President

Peter Fasone
Vice President

John Finley                 LaSalle Bank N.A.                                              Vice President
Vice President

NAME AND POSITION           NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                       OTHER COMPANY
-----------------------     -------------                                       -------------

William Finley              ABN AMRO Investment Trust Company                   Vice President
Senior Managing Director    LaSalle Bank N.A.                                   Group Senior Vice President

Anthony Ford
Vice President

Thomas Forsha               ABN AMRO Investment Trust Company                   Assistant Vice President
Assistant Vice President    LaSalle Bank N.A.                                   Assistant Vice President

Michael Gasparac
Vice President

Rebecca Garces
Vice President

Steven Haldi                LaSalle Bank N.A.                                   Vice President
Managing Director

Nancy Holland
Managing Director

Kevin Kehres                ABN AMRO Investment Trust Company                   Vice President
Managing Director           LaSalle Bank N.A.                                   Vice President


Timothy Kelly
Assistant Vice President

Thomas Kmiotek
Vice President

Timothy Kroll
Assistant Vice President

Todd W. Larson              LaSalle Bank N.A.                                   Assistant Vice President
Assistant Vice President

Scott Marinko
Managing Director

Bernard F. Myszkowski       ABN AMRO Investment Trust Company                   Chief Equity Officer
Executive Vice President
and Managing Director

Seymour A. Newman           ABN AMRO Asset Management Holdings, Inc.            EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,         ABN AMRO Investment Fund Services, Inc.             Director, EVP, CFO, Treasurer and Secretary
  Treasurer and Secretary   ABN AMRO Investment Trust Company                   EVP, CFO, Director and Secretary

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            TAMRO Capital Partners LLC                                     EVP, CFO, Treasurer and Secretary

Joseph Pavnica
Assistant Vice President

Simon Reeves                LaSalle Bank N.A.                                              Vice President
Managing Director

Robert Romanik
Investment Officer

Marcia Roth
Assistant Vice President

George Rudawski
Investment Officer

Randall Rynearson
Vice President

Timothy Scanlan             ABN AMRO Investment Trust Company                              Vice President
Vice President              ABN AMRO Distribution Services (USA) Inc.                      Registered Representative


Fred Senft Jr.
Managing Director

Timothy Sheehan             LaSalle Bank N.A.                                              Officer
Officer

Steven Sherman
Assistant Vice President

Kevin Silverman
Vice President

Steven Smart-O'Connor
Vice President

Gregg Smolenski             ABN AMRO Distribution Services (USA) Inc.                      Registered Representative
Senior Vice President

Carla V. Straeten
Director, Executive Vice
   President and Director
   of Marketing/Client
   Service

Edward Thommes              ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President

Charles Ullerich
Vice President

Kristine Victory
Assistant Vice President

Elwood Weilage              TAMRO Capital Partners LLC                                     Chief Compliance Officer and
CCO, Senior Vice                                                                             Director of Compliance
  President and Director    River Road Asset Management, LLC                               Member of the Board of Managers


Ann Weis                    ABN AMRO Asset Management Holdings, Inc.                       Vice President, Assistant Secretary
Assistant Secretary         ABN AMRO Investment Fund Services, Inc.                        Assistant Secretary
                            ABN AMRO Investment Trust Company                              Assistant Secretary

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            TAMRO Capital Partners LLC                                     Assistant Secretary


Paul Wojtyla                ABN AMRO Investment Trust Company                              Assistant Vice President
Assistant Vice President    TAMRO Capital Partners LLC                                     Assistant Vice President
                            LaSalle Bank N.A.                                              Assistant Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative


Todd J. Youngberg, CFA
Managing Director

B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Executive Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              Chairman, President, Chief Investment Officer

         Carol K. Burns                   Vice President

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Vice President

         Katherine E. Ryan                Assistant Vice President

         Dean C. Christians               Assistant Vice President

         Kurt T. Momad                    Vice President

         George Northrop                  Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Senior Vice President

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Executive Vice President, Secretary, CEO

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Executive Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Director

         Carla T. Phillips                Vice President

         Brian W. Stahl                   Vice President, Treasurer, Assistant Secretary

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Executive Vice President, CEO

         John S. Whitney, III             Vice President

         Brion D. Friedman                Vice President

         Charles J. Hagood                Vice President

         Martin L. Eisenberg              Vice President

         James M. Francis, IV             Assistant Vice President

         Huibert Boumeester               Director

         Albert P. Schouws                Director

         Sarah Russell                    Director

C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director                       ABN AMRO Funds, President and Chief
                                                                           Executive Officer; ABN AMRO Investment
                                                                           Fund Services, Inc., President and Chief
                                                                           Executive Officer

         Stuart D. Bilton                   Director                       Vice Chairman, ABN AMRO Asset Holdings,
                                                                           Inc.; Chairman and Director, ABN AMRO
                                                                           Funds; Director, Veredus Asset
                                                                           Management; Director, River Road Asset
                                                                           Management LLC; Director, Baldwin & Lyons

                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James R. Jenkins                   Director, Vice President and
                                            Chief Compliance and Operating
                                            Officer.

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President, Portfolio
                                            Manager

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer

         Michael Johnson                    Director of Research

D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

           The directors and officers of TAMRO are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).



           Philip D. Tasho                    President and Chief Investment
                                              Officer

           Kathleen B. Neumann                Chief Operating Officer

           Danna Maller Rocque                Director of Marketing

           Stuart      Director    ABN AMRO Asset Management, Inc., Director
           Bilton                  ABN AMRO Bank N.V., Managing Director
                                   ABN AMRO Asset Management Holdings, Inc.
                                   Chairman
                                   ABN AMRO Trust Services Company, Director
                                   ABN AMRO Investment Fund Services, Inc.,
                                   Manager of the Board of Managers
                                   Veredus Asset Management LLC, Manager of the Board of Managers
                                   Baldwin and Lyons, Inc., Director
                                   UICI, Inc., Director
                                   River Road Asset Management, Member of the
                                   Board of Managers

           Seymour     Director    ABN AMRO Asset Management, Inc., Director,
           Newman                  EVP, CFO Treasurer and Secretary
                                   ABN AMRO Asset Management Holdings, Inc.,
                                   EVP, CFO, Treasurer and Secretary
                                   ABN AMRO Investment Fund Services, Inc.,
                                   Director, EVP, CFO, Treasurer and Secretary
                                   ABN AMRO Trust Services Company, EVP, CFO,
                                   Director and Secretary

           Kenneth C.  Director    ABN AMRO Asset Management, Inc., Executive
           Anderson                Vice President and Managing Director
                                   ABN AMRO Funds, President and Chief
                                   Executive Officer
                                   ABN AMRO Investment Fund Services, Inc.
                                   President and Chief Executive Officer

           Elwood      Chief       ABN AMRO Asset Management, CCO, Senior Vice
           Weilage     Compliance  President and Director
                       Officer and River Road Asset Management, LLC, Member of
                       Director of the Board of Managers
                       Compliance

E.  OPTIMUM INVESTMENT ADVISORS LP

           OPTIMUM INVESTMENT ADVISORS LP ("Optimum") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Optimum are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Optimum during the past two years is incorporated by reference to Form ADV filed by Optimum pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35773).



         NAME                             TITLE/
                                          POSITION WITH ADVISER
         Andrew Jackson Goodwin III       Chairman, Treasurer and Director

         Henry Steel Bokhof, Jr.          Vice Chairman, Secretary & Director

         Keith Francis Pirsoneault        President and Director

         Thyra E Zerhusen                 Managing Director, Portfolio Manager

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------
Robert J. Manning                      Director, Chairman of the Board
                                       and Chief Investment Officer
Carol W. Geremia                       President
Martin Beaulieu                        Director
Jeremy Kream                           Secretary
Paul T. Kirwan                         Treasurer
Mitchell C. Freestone                  Assistant Secretary
Brian T. Hourihan                      Assistant Secretary
Thomas B. Hastings                     Assistant Treasurer
John F. O'Connor                       Senior Vice President
David J. Picher                        Senior Vice President
Ethan D. Corey                         Assistant Secretary
Mark D. Kaplan                         Assistant Secretary
Suzanne Michaud                        Assistant Secretary
Timothy F. Tierney                     Tax Officer
Maria F. Dwyer                         Executive Vice President and Chief Regulatory
                                       Officer
Michael H. Whitaker                    Senior Vice President and Chief Compliance
                                       Officer

G.  RIVER ROAD ASSET MANAGEMENT, LLC

River Road Asset Management, LLC ("River Road") is an investment adviser providing investment management services to the Registrant.

The directors and officers of River Road and any other business, profession, vocation or employment of a substantial nature that each director or officer has been engaged within the last two fiscal years is set forth below.

   NAME AND POSITION                           NAME OF                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OTHER COMPANY                                     OTHER COMPANY
-----------------------                 ---------------------                         ------------------------------
James C. Shircliff                      Commonwealth SMC (SMC                         Executive Vice President,
Chief Executive Officer and             Capital, Inc.)                                Portfolio Manager and Director
Member  of the Board of                                                               of Research from 1997 to 2005
Managers

R. Andrew Beck                          Commonwealth SMC (SMC                         Senior Vice President,
President                               Capital, Inc.)                                Portfolio Manager and Director
Member of the Board of  Managers                                                      of Business Development from
                                                                                      1999 to 2005
Henry W. Sanders                        Commonwealth SMC                              Senior Vice President and
Senior Portfolio Manager                                                              Portfolio Manager from 2002 to
Member of the Board of Managers                                                       2005

Thomas D. Mueller                       Citizens Security Life Insurance              Senior Vice President from
Chief Operations Officer and                                                          2003 to 2005
Chief Director of Compliance
                                        Commonwealth SMC (SMC                         Senior Vice President, Manager
                                        Capital, Inc.)                                of Operations from
                                                                                      1999 to 2003

Stuart Bilton                           ABN AMRO Asset Management, Inc.               Director
Member of the Board of Managers         ABN AMRO Bank N.V.,                           Managing Director
                                        ABN AMRO Asset Management Holdings, Inc.      Chairman
                                        ABN AMRO Trust Services Company               Director
                                        ABN AMRO Investment Fund Services, Inc.       Manager of the Board of Managers
                                        Veredus Asset Management LLC                  Manager of the Board of Managers
                                        Baldwin and Lyons, Inc.                       Director
                                        UICI, Inc.                                    Director
                                        TAMRO Capital Partners LLC                    Manager of the Board of Managers

Elwood Weilage                          ABN AMRO Asset Management                     CCO, Senior Vice President and Director
Member of the Board of Managers         TAMRO Capital Partners, LLC                   Chief Compliance Officer and Director of
                                                                                      Compliance

ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:


ADVISERS
ABN AMRO ASSET MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314

RIVER ROAD ASSET MANAGEMENT, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202

SUB-ADVISERS
OPTIMUM INVESTMENT ADVISORS LP, 100 South Wacker Drive, Chicago, IL 60606. MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116


CUSTODIAN
PFPC TRUST COMPANY, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 760 Moore Road, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirements for the effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 29th day of June, 2006.


                                      ABN AMRO FUNDS
                                      (formerly known as Alleghany Funds)

                                      By: /s/ KENNETH C. ANDERSON
                                          --------------------------------------
                                          Kenneth C. Anderson, President & Chief
                                          Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ABN AMRO Funds has been signed below by the following persons in the following capacity and on the 29th day of June, 2006.



Signature                                   Capacity
---------                                   --------
STUART D. BILTON*                           Chairman, Board of Trustees
---------------------------------------
Stuart D. Bilton

NATHAN SHAPIRO*                             Trustee
---------------------------------------
Nathan Shapiro

GREGORY T. MUTZ*                            Trustee
---------------------------------------
Gregory T. Mutz

LEONARD F. AMARI*                           Trustee
---------------------------------------
Leonard F. Amari

ROBERT A. KUSHNER*                          Trustee
---------------------------------------
Robert A. Kushner

ROBERT B. SCHERER*                          Trustee
---------------------------------------
Robert B. Scherer

DENIS SPRINGER*                             Trustee
---------------------------------------
Denis Springer

JULIAN IDE*                                 Trustee
---------------------------------------
Julian Ide

/s/ Kenneth C. Anderson                     President                                                June 29, 2006
---------------------------------------     (Chief Executive Officer)
Kenneth C. Anderson

/s/ Gerald F. Dillenburg                    Secretary, Treasurer and Senior Vice President           June 29, 2006
---------------------------------------     (Chief Financial Officer, Chief Operating Officer and
Gerald F. Dillenburg                        Chief Compliance Officer)

/s/ Gerald F. Dillenburg                    Attorney-in-Fact                                         June 29, 2006
---------------------------------------
Gerald F. Dillenburg

* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.

                                 EXHIBIT INDEX


EXHIBIT   DESCRIPTION
-------   -----------

(e)(8)    Form of Selling/Services Agreement for ABN AMRO Funds.



(h)(14)   Form of Amendment to Transfer Agency Services Agreement.



(i)       Opinion of Vedder, Price, Kaufman & Kammholz, P.C.



(j)       Consent of Ernst & Young LLP.